PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts receivable, allowance for doubtful accounts
Inventory of finished goods	350,280		191,340
Inventory of work in progress	251,070		181,880
Freight Costs	61,000	8,000
Inventory of raw materials	$ 24,428		$ 57,802